Other payables - Financial instruments FX exposure (Details) € in Thousands	Dec. 31, 2021 EUR (€)
USD
Disclosure of management of financial risks [Line Items]
call USD (in USD)	€ 34,350
put USD (in USD)	(3,000)
EUR
Disclosure of management of financial risks [Line Items]
call EUR (in EUR)	2,500
put EUR (in EUR)	€ (30,000)